Acquisitions, Dispositions And Other Adjustments (DIRECTV Acquisitions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended									12 Months Ended
	Jul. 31, 2015	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2016 [3]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line items]
Revenues		$ 41,676		$ 39,668	$ 39,837	$ 39,365	$ 41,841	$ 40,890	$ 40,520	$ 40,535	$ 160,546	$ 163,786	$ 146,801
Operating Income (Loss)		$ 359		$ 6,403	$ 7,323	$ 6,864	$ 4,248	$ 6,408	$ 6,560	$ 7,131	20,949	24,347	24,785
Amortization expense											$ 4,626	$ 5,186	2,728
DIRECTV [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition	Jul. 31, 2015
Acquisition of business - value/amount of assets acquired	$ 47,409
Revenues													14,561
Operating Income (Loss)													(46)
Amortization expense													$ 2,254

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.